UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F Cover Page
Report for the Calendar year or Quarter ended: December 31, 2001
Check here if Amendment[  ]; Amendment Number:

This Amendment (Check only one: [  ] is a restatement
                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Pillar Capital Advisors, LLC
Address:            584 South State Street
                    Orem, UT 84058

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on behalf of Reporting Manager:

Name:             Zubin J. Bomanshaw
Title:                Operations
Phone:            801-224-8600

Signature, Place, and Date of Signing

Zubin J. Bomanshaw,     Orem, UT     January 28, 2002

Report Type (Check only one):

[X] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $67,297,000

                                         Form 13 F Information Table
Name of Issuer                 Class  Cusip   (X$1000) PRN AMT  PRN DSCRETN AUTHORITY
- -------------------------------------------------------------------------------------
ALBANY MOLECULAR RESH INC	COM    012423109   2427    91620   SH  SOLE SOLE
AMERICAN PWR CONVERSION CORP    COM    029066107    326    22535   SH  SOLE SOLE
ARTESYN TECHNOLOGIES            COM    043127109    823    88420   SH  SOLE SOLE
BARRA INC                       COM    068313105    683    14498   SH  SOLE SOLE
BMC SOFTWARE INC                COM    055921100   1882   114955   SH  SOLE SOLE
DOLLAR TREE STORES INC          COM    256747106   2624    84900   SH  SOLE SOLE
DOUBLECLICK INC                 COM    258609304    152    13386   SH  SOLE SOLE
FAIR ISAAC & CO INC             COM    303250104    487     7731   SH  SOLE SOLE
HENRY JACK & ASSOC INC          COM    426281101    553    25320   SH  SOLE SOLE
JDS UNIPHASE CORP               COM    46612J101    224    25805   SH  SOLE SOLE
KRONOS INC                      COM    501052104   7574   156550   SH  SOLE SOLE
LEVEL 3 COMMUNICATIONS INC      COM    52729N100    107    21450   SH  SOLE SOLE
LINEAR TECHNOLOGY CORP          COM    535678106   3133    80245   SH  SOLE SOLE
MACROVISION CORP                COM    555904101    452    12835   SH  SOLE SOLE
MARRIOTT INTL INC NEW           CL  A  571903202    333     8200   SH  SOLE SOLE
MEDIA ARTS GROUP INC            COM    58493C102    306   116200   SH  SOLE SOLE
MICREL INC                      COM    594793101   1044    39802   SH  SOLE SOLE
MITY ENTERPRISES INC            COM    606850105   3327   403325   SH  SOLE SOLE
MOBILE MINI INC                 COM    60740F105    532    13598   SH  SOLE SOLE
MOTOROLA INC			COM    620076109   2625   174800   SH  SOLE SOLE
NATURES SUNSHINE PRODUCTS INC   COM    639027101    557    47473   SH  SOLE SOLE
ORTHODONTIC CTRS AMER INC	COM    68750P103   1041    34139   SH  SOLE SOLE
1-800 CONTACTS INC		COM    681977104   2169   174365   SH  SOLE SOLE
PEREGRINE SYSTEMS INC           COM    71366Q101   2269   152990   SH  SOLE SOLE
PFIZER INC                      COM    717081103   2149    53930   SH  SOLE SOLE
PRE PAID LEGAL SVCS INC         COM    740065107   6731   307360   SH  SOLE SOLE
ROGERS CORP                     COM    775133101  10039   331325   SH  SOLE SOLE
SANMINA CORP                    COM    800907107   2594   130350   SH  SOLE SOLE
SKYWEST INC                     COM    830879102   8509   334345   SH  SOLE SOLE
TENFOLD CORP                    COM    88033A103     32    48580   SH  SOLE SOLE
XILINX INC			COM    983919101    446    11420   SH  SOLE SOLE